INVESTMENTS IN AFFILIATES - Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity in net loss of affiliates	$ (1,147)	$ (637)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,067)	$ 0	$ (637)	$ 0	$ 0
Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity in net loss of affiliates	(1,359)		0							(3,279)	0	$ (600)
Wabash Valley Resources
Schedule of Equity Method Investments [Line Items]
Equity in net loss of affiliates	$ 212		$ 0							$ 212	$ 0